Financial Assets Measured at Fair Value Through Profit of Loss (Tables)	6 Months Ended
Sep. 30, 2024
Financial Assets Measured at Fair Value Through Profit of Loss [Abstract]
Schedule of Financial Assets Measured at Fair Value Through Profit or Loss, Net

Financial assets measured at fair value through profit or loss, net consisted of the following:

	As of September 30, 2024 US$	As of March 31, 2024 US$
	(Unaudited)	(Audited)

Listed equity securities	21,737,833	1,727,007
Unlisted equity securities	911,404	811,404
Listed futures contracts	1,011	9,731
Investments in funds	1,622,836	40,646,465
	24,273,084	43,194,607